SUBSIDIARIES (Tables)	12 Months Ended
Mar. 31, 2025
Notes and other explanatory information [abstract]
SCHEDULE OF SUBSIDIARIES

Name of entities	Places of Incorporation and operation	Principal activities	Particulars of issued/registered share capital	Percentage of ownership interest
Diginex Solutions (HK) Limited*	Hong Kong	Provision of ESG reporting solutions services	19,907 ordinary shares issued (2024: 11,626 ordinary shares and 3,000 preferred shares issued) (note)	Direct 100% (2024: 100%)
Diginex USA, LLC	United States of America	Provision of ESG reporting solutions services	1,000 Class A Units of $10 each (2024: 1,000 Class A Units of $10 each)	Indirect 100% (2024: 100%)
Diginex Services Limited	United Kingdom	Provision of ESG reporting solutions services	Ordinary shares of 1 pence each (2024: Ordinary shares of 1 pence each	Indirect 100% (2024: 100%)

Note:	In September 2024, the Company converted all issued Preferred Shares of DSL into ordinary shares of DSL at a ratio of 1 preferred share to 1 ordinary share.